Income taxes - Schedule of deferred tax assets (liabilities) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Income taxes paid (refund) [abstract]
Other investments	$ (168,092)	$ (1,334,000)
Capital losses carried forward	168,092	1,334,000
Deferred tax liabilities not recognized	$ 0	$ 0